SPDR® Index Shares Funds
Supplement Dated November 30, 2010
to the
Statement of Additional Information (“SAI”) Dated January 31, 2010, as supplemented
CHANGES TO FUNDAMENTAL POLICIES — All Funds have recently received shareholder approval to eliminate or reclassify the fundamental policies and restrictions numbered 1 through 10 as set forth on pages 28-29 of the SAI. The new policies are set forth in a proxy statement available on the SEC’s website at http://www.sec.gov.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE